Subsequent Events (Details Narrative) (10-K) - USD ($)									6 Months Ended		12 Months Ended
	Sep. 13, 2018	May 15, 2018	May 02, 2018	Apr. 25, 2018	Mar. 31, 2018	Mar. 14, 2018	Jan. 16, 2018	Jan. 08, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Jun. 19, 2018	Oct. 17, 2016
Class B convertible preferred stock par value									$ 0.0001		$ 0.0001	$ 0.0001
Sale of stock, price per share														$ 3.58
Common stock par value									$ 0.0001		$ 0.0001	$ 0.0001
Legal fees				$ 252,925
Debt instrument face amount													$ 114,000
Proceeds from issuance of preferred stock									$ 1,201,157			$ 1,145,000
Payroll tax payments									727,000		$ 354,245
April 30, 2018 [Member] | Founders [Member]
Number of escrow shares placed											320,613
Percentage of common stock outstanding on fully diluted basis											7.00%
Common stock shares offering maximum value											$ 700,000
Stock conversion price per share											$ 10.00
Hillair Capital [Member]
Debt instrument face amount									$ 4,182,709		$ 3,784,230	$ 5,700,000
Securities Purchase Agreement [Member] | Hillair Capital [Member]
Debt instrument face amount							$ 4,182,709
Securities Purchase Agreement [Member] | Hillair Capital [Member] | Class B Convertible Preferred Stock [Member]
Stock issued during period, shares							41,826
Securities Purchase Agreement [Member] | Titan Advisors, LLC [Member]
Debt instrument face amount							$ 2,117,501
Securities Purchase Agreement [Member] | Titan Advisors, LLC [Member] | Class B Convertible Preferred Stock [Member]
Stock issued during period, shares							21,174
Placement Agent Member
Number of shares sold during transaction		140,000				162,000
Class B convertible preferred stock par value			$ 0.0001					$ 0.0001
Sale of stock, price per share			10.00					5.00
Common stock par value			0.0001					0.0001
Exercise price of warrants			$ 12.00					$ 12.00
Warrant exercisable term		5 years				5 years
Sale of stock, consideration received on transaction		$ 700,000				$ 810,000
Proceeds from issuance of private placement		587,957				613,200
Payments for commissions		74,574				64,800
Legal fees		33,469				128,000
Escrow fees		$ 4,000				$ 4,000
Stock conversion price per share		$ 10.00
Placement Agent Member | Minimum [Member]
Number of shares sold during transaction								160,000
Placement Agent Member | Maximum [Member]
Number of shares sold during transaction			140,000					300,000
Subsequent Event [Member]
Legal fees	$ 252,925
Payroll tax payments					$ 561,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Class B Convertible Preferred Stock [Member]
Proceeds from issuance of preferred stock					$ 500,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Hillair Capital [Member]
Debt instrument face amount							$ 4,182,709
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Hillair Capital [Member] | Class B Convertible Preferred Stock [Member]
Stock issued during period, shares							41,826
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Titan Advisors, LLC [Member]
Debt instrument face amount							$ 2,117,501
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Titan Advisors, LLC [Member] | Class B Convertible Preferred Stock [Member]
Stock issued during period, shares							21,174
Subsequent Event [Member] | Placement Agent Member
Number of shares sold during transaction						162,000
Class B convertible preferred stock par value								$ 0.0001
Sale of stock, price per share								5.00
Common stock par value								0.0001
Exercise price of warrants								$ 12.00
Warrant exercisable term								5 years
Sale of stock, consideration received on transaction						$ 810,000
Proceeds from issuance of private placement						613,200
Payments for commissions						64,800
Legal fees						128,000
Escrow fees						$ 4,000
Subsequent Event [Member] | Placement Agent Member | Minimum [Member]
Number of shares sold during transaction								160,000
Subsequent Event [Member] | Placement Agent Member | Maximum [Member]
Number of shares sold during transaction								300,000